FIRSTHAND FUNDS

125 SOUTH MARKET, SUITE 1200

SAN JOSE, CA 95113

September 24, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE.

Washington, DC  20549

Re:	Firsthand Funds
File No. 33-73832 and 811-08268
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Firsthand Funds (the “Trust”), in connection with one series of the Trust: Firsthand Alternative Energy Fund (the “Fund”), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) by the Trust on behalf of the Fund does not differ from that contained in Post-Effective Amendment No. 36 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The Amendment was filed electronically on September 18, 2007.

Please do not hesitate to contact the undersigned at (408) 521-4138 if you have any questions, or if you require anything further in connection with this filing.

Sincerely,

/s/ Kelvin Leung
General Counsel
Firsthand Capital Management, Inc.

cc:           David Hearth